Deferred revenue - Additional information (Detail) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 01, 2016 USD ($) ounce	Feb. 23, 2016 USD ($)	Feb. 28, 2013 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 01, 2016 $ / shares shares	Feb. 23, 2016 CAD ($)
Deferred Income Explanatory [Line Items]
Number of shares issued | shares				186,530,002	175,470,074
Deferred Revenue Finance Costs | $				$ 3,453	$ 3,250	$ 2,985
Deferred revenue discount Rate				8.00%
Gold And Silver Production [Member] | Shivee TolgoiMining Licience [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	28.10%
Gold And Silver Production [Member] | Javhlant Mining Licence [Member]
Deferred Income Explanatory [Line Items]
Equity Participation And Funding Agreement Percentage Reduction In Deposits	21.30%
Copper Production [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	2.10%
Copper Production [Member] | Javhlant Mining Licence [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	2.10%
Sandstorm [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $		$ 33,200
Equity Participation And Funding Agreement Refund Deposit | $		$ 6,800
Equity Participation And Funding Agreement Percentage Reduction In Deposits		17.00%	17.00%
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Gold	220
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Silver	5
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Pound Of Copper	0.50
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Gold To Be Produced Before Cash Payments From Counter party Will Be Increased	8,600,000
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Silver To Be Produced Before Cash Payments From Counter party Will Be Increased	40,300,000
Equity Participation And Funding Agreement Threshold Number Of Pounds Of Copper To Be Produced Before Cash Payments From Counter party Will Be Increased	9,100,000,000
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Gold Beyond Threshold	500
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Silver Beyond Threshold	10
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Pound Of Copper Beyond Threshold	1.10
Deferred Revenue Finance Costs | $				$ 3,500	$ 3,300	$ 3,000
Sandstorm [Member] | 2013 Agreement [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $			$ 40,000
Sandstorm [Member] | Amended Sandstorm Agreement [Member]
Deferred Income Explanatory [Line Items]
Deferred income			$ 40,000					$ 30.9
Equity Participation And Funding Agreement Refund Deposit | $		$ 6,800
Description of Mineral Production based Funding Agreements Term	The initial term of the Amended Sandstorm Agreement is 50 years, subject to successive 10-year extensions at the discretion of Sandstorm
Equity Participation And Funding Agreement Refund Deposit By Cash | $	$ 5,500
Equity Participation And Funding Agreement Refund Deposit By Equity | $	$ 1,300
Number of shares issued | shares							5,128,604
Par value per share | $ / shares							$ 0.3496